Share-based Option Plan - Summary of Restricted stock option plan (Detail)										12 Months Ended	36 Months Ended
	Jul. 07, 2023 share R$ / shares	Jul. 07, 2022 share R$ / shares	Jul. 07, 2021 share R$ / shares	Jun. 19, 2020 share R$ / shares	Jul. 07, 2019 share R$ / shares	Jul. 06, 2017	Jul. 01, 2016 R$ / shares	Jul. 01, 2015	Jun. 30, 2014	Dec. 31, 2023 share numeral R$ / shares	Jul. 07, 2022 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | numeral										1
June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchasing period up to (years)									4 years
July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchasing period up to (years)								4 years
July 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchasing period up to (years)							4 years
Weighted average share price, share options granted | R$ / shares							R$ 10.14
July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchasing period up to (years)						4 years
July 7,2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchasing period up to (years)										4 years
Weighted average share price, share options granted | R$ / shares										R$ 10.80
Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement											3,359,361
Number of other equity instruments outstanding in share-based payment arrangement										1,544,065
Restricted stock options plan | July 7, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					0 years
Vesting percentage					25.00%
Purchasing period up to (years)					4 years
Weighted average share price, share options granted | R$ / shares					R$ 51.65
Number of other equity instruments granted in share-based payment arrangement					170,000
Number of other equity instruments outstanding in share-based payment arrangement										0
Restricted stock options plan | June 19, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				4 months 24 days
Vesting percentage				25.00%
Purchasing period up to (years)				4 years
Weighted average share price, share options granted | R$ / shares				R$ 21.80
Number of other equity instruments granted in share-based payment arrangement				1,382,582
Number of other equity instruments outstanding in share-based payment arrangement										255,126
Restricted stock options plan | July 7, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)			1 year 6 months
Vesting percentage			25.00%
Purchasing period up to (years)			4 years
Weighted average share price, share options granted | R$ / shares			R$ 42.67
Number of other equity instruments granted in share-based payment arrangement			300,000
Number of other equity instruments outstanding in share-based payment arrangement										118,661
Restricted stock options plan | July 7, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		2 years 6 months
Vesting percentage		25.00%
Purchasing period up to (years)		4 years
Weighted average share price, share options granted | R$ / shares		R$ 11.72
Number of other equity instruments granted in share-based payment arrangement		335,593
Number of other equity instruments outstanding in share-based payment arrangement										230,693
Restricted stock options plan | July 7, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		2 years 6 months
Vesting percentage		25.00%
Purchasing period up to (years)		4 years
Weighted average share price, share options granted | R$ / shares		R$ 11.72
Number of other equity instruments granted in share-based payment arrangement		671,186
Number of other equity instruments outstanding in share-based payment arrangement										444,761
Restricted stock options plan | July 7,2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years 6 months
Vesting percentage	25.00%
Purchasing period up to (years)	4 years
Weighted average share price, share options granted | R$ / shares	R$ 19.32
Number of other equity instruments granted in share-based payment arrangement	500,000
Number of other equity instruments outstanding in share-based payment arrangement										494,824